Schedule of Investments - October 31, 2025 (unaudited)

Integrity Dividend Harvest Fund

	Shares	Fair Value
COMMON STOCKS (99.3%)
Communication Services (4.1%)
AT&T INC	420,000	$10,395,000
VERIZON COMMUNICATIONS INC	320,000	12,716,800
		23,111,800
Consumer Discretionary (4.5%)
GENUINE PARTS CO	55,000	7,002,050
HOME DEPOT INC/THE	22,000	8,350,980
MCDONALD'S CORP	20,000	5,968,600
STARBUCKS CORP	52,000	4,205,240
		25,526,870
Consumer Staples (14.9%)
BRITISH AMERICAN TOBACCO PLC ADR	180,000	9,214,200
COCA COLA CO/THE	120,000	8,268,000
KIMBERLY CLARK CORP	60,000	7,182,600
MCCORMICK & CO INC/MD	150,000	9,624,000
PEPSICO INC	120,000	17,530,800
PHILIP MORRIS INTERNATIONAL INC	35,000	5,051,550
PROCTER & GAMBLE CO/THE	18,000	2,706,660
TARGET CORP	70,000	6,490,400
ALTRIA GROUP INC	170,000	9,584,600
KENVUE INC	600,000	8,622,000
		84,274,810
Energy (12.2%)
CHEVRON CORP	120,000	18,926,400
PHILLIPS 66	50,000	6,807,000
ENBRIDGE INC	160,000	7,459,200
EXXON MOBIL CORP	70,000	8,005,200
PERMIAN RESOURCES CORP	500,000	6,280,000
TRANSCANADA CORP	430,000	21,568,800
		69,046,600
Financials (18.4%)
ALLSTATE CORP/THE	25,000	4,788,000
AMERICAN FINANCIAL GROUP INC/OH	80,000	10,534,400
BANK OF AMERICA CORP	150,000	8,017,500
CITIGROUP INC	130,000	13,159,900
MORGAN STANLEY	102,000	16,728,000
OLD REPUBLIC INTERNATIONAL CORP	180,000	7,102,800
PRUDENTIAL FINANCIAL INC	120,000	12,480,000
BLACKROCK INC	5,000	5,414,050
CME GROUP INC	46,000	12,212,540
JPMORGAN CHASE & CO	27,000	8,400,240
UNUM GROUP	70,000	5,139,400
		103,976,830
Health Care (10.0%)
BRISTOL MYERS SQUIBB CO	310,000	14,281,700
ELI LILLY & CO	11,000	9,491,460
PFIZER INC	320,000	7,888,000
ABBVIE INC	73,000	15,916,920
MERCK & CO INC	100,000	8,598,000
		56,176,080
Industrials (3.9%)
ILLINOIS TOOL WORKS INC	17,000	4,146,640
LOCKHEED MARTIN CORP	15,000	7,378,200
PAYCHEX INC	43,000	5,032,290
UNITED PARCEL SERVICE INC	55,000	5,303,100
		21,860,230
Information Technology (18.2%)
CORNING INC	230,000	20,488,400
INTERNATIONAL BUSINESS MACHINES CORP	24,000	7,377,840
LAM RESEARCH CORP	30,000	4,723,800
QUALCOMM INC	55,000	9,949,500
TEXAS INSTRUMENTS INC	32,000	5,166,720
BROADCOM INC	89,000	32,897,070
DELL TECHNOLOGIES INC	47,000	7,614,470
HEWLETT PACKARD ENTERPRISE CO	400,000	9,768,000
ACCENTURE PLC	20,000	5,002,000
		102,987,800
Materials (0.6%)
AIR PRODUCTS & CHEMICALS INC	15,000	3,638,850
		3,638,850
Utilities (12.5%)
PUBLIC SERVICE ENTERPRISE GROUP INC	65,000	5,236,400
ENTERGY CORP	150,000	14,413,500
EVERGY INC	100,000	7,681,000
NEXTERA ENERGY INC	330,000	26,862,000
SPIRE INC	60,000	5,184,000
XCEL ENERGY INC	140,000	11,363,800
		70,740,700

TOTAL INVESTMENTS (Cost $460,451,673)		$561,340,570
OTHER ASSETS LESS LIABILITIES (0.7%)		$3,785,047
NET ASSETS (100.0%)		$565,125,617
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Integrity Dividend Harvest Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Harvest Fund
Investments at cost	$460,451,673
Unrealized appreciation	$119,819,204
Unrealized depreciation	(18,930,307)
Net unrealized appreciation/(depreciation)*	$100,888,897

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$561,340,570	$-	$-	$561,340,570
Total	$561,340,570	$-	$-	$561,340,570

Schedule of Investments | Integrity Dividend Harvest Fund | October 31, 2025 (unaudited)